Impairment of Non-financial Assets - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statements [Line Items]
Weighted average capital cost rate	11.40%	9.90%
Description of valuation factor used in impairment test	5.4481
Description of discount rates appreciation depreciation applied to cash flow projections	12.53%
Bottom of range [member] | Later than one year and not later than five years [member]
Statements [Line Items]
Period over which management has projected cash flows	11 years
Top of range [member] | Later than one year and not later than five years [member]
Statements [Line Items]
Period over which management has projected cash flows	31 years